Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Goodwill, Intangibles and Other Non-Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 1,622	$ 668
Accrued Liabilities and Other
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	0	180
Prepaid Expenses and Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	2,087	0
Derivatives not designated as a cash flow hedge | Interest Rate Swap Agreements | Goodwill, Intangibles and Other Non-Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	1,622	668
Derivatives not designated as a cash flow hedge | Interest Rate Swap Agreements | Accrued Liabilities and Other
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	0	(118)
Derivatives not designated as a cash flow hedge | Interest Rate Swap Agreements | Prepaid Expenses and Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 2,087	0
Derivatives not designated as a cash flow hedge | Forward freight agreements | Goodwill, Intangibles and Other Non-Current Assets
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability		0
Derivatives not designated as a cash flow hedge | Forward freight agreements | Accrued Liabilities and Other
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability		4
Derivatives not designated as a cash flow hedge | Forward freight agreements | Prepaid Expenses and Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability		0
Derivatives not designated as a cash flow hedge | Foreign currency forward contracts | Goodwill, Intangibles and Other Non-Current Assets
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability		0
Derivatives not designated as a cash flow hedge | Foreign currency forward contracts | Accrued Liabilities and Other
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability		58
Derivatives not designated as a cash flow hedge | Foreign currency forward contracts | Prepaid Expenses and Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability		$ 0